Business Combination - Pro forma Financial Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Pro Forma Information
Total revenue	$ 2,701,485	$ 2,769,241	$ 5,837,245	$ 6,314,200
Net loss	$ (1,791,264)	$ (1,030,910)	$ (2,002,771)	$ (2,106,741)
Weighted average shares, basic	14,694,087	14,692,820	14,693,450	14,692,820
Weighted average shares, diluted	14,694,087	14,692,820	14,693,450	14,692,820
Net Loss per share, basic	$ (0.12)	$ (0.07)	$ (0.14)	$ (0.14)
Net Loss per share, diluted	$ (0.12)	$ (0.07)	$ (0.14)	$ (0.14)
Pro Forma Adjustments
Amortization of intangible assets	$ (552,500)	$ (552,500)	$ (1,105,000)	$ (1,105,000)
Transaction expenses	$ 182,675	$ 93,059	$ 301,013	$ 275,114